Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2015
C000028070
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 28,611	$ 25,126	$ 22,492	$ 21,195	$ 29,315	$ 21,321	$ 17,820	$ 16,236	$ 12,398	$ 10,454	$ 11,208	$ 10,000
C000028067
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 26,781	23,555	21,124	19,962	27,656	20,169	16,891	15,420	11,811	9,974	10,713	9,572
C000028069
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 25,897	22,847	20,694	19,677	27,497	20,185	17,043	15,676	12,104	10,301	11,164	10,000
C000028073
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 28,561	25,096	22,477	21,199	29,318	21,326	17,825	16,241	12,410	10,470	11,209	10,000
C000144785
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 28,740	25,243	22,589	21,272	29,416	21,384	17,856	16,259	12,420	10,458	11,207	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 26,022	24,264	21,678	19,709	25,380	18,285	16,122	15,237	12,470	10,737	11,109	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 26,022	24,264	21,678	19,709	25,380	18,285	16,122	15,237	12,470	10,737	11,109	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 26,022	24,264	21,678	19,709	25,380	18,285	16,122	15,237	12,470	10,737	11,109	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 26,022	24,264	21,678	19,709	25,380	18,285	16,122	15,237	12,470	10,737	11,109	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 26,022	$ 24,264	$ 21,678	$ 19,709	$ 25,380	$ 18,285	$ 16,122	$ 15,237	$ 12,470	$ 10,737	$ 11,109	$ 10,000